Financial Instruments - Interest bearing loans and borrowings (Details) € in Millions, $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023 EUR (€)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Nov. 08, 2022 EUR (€)	Nov. 08, 2022 USD ($)
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Discount on issuance of debt				€ 31.3
Senior USD Debt
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Notional amount	€ 643.4			€ 700.6	$ 700.0
Interest rate	3.75%
Repayments of non-current borrowings	€ 6.4	$ 7.0
Repayments Of Non-current Borrowings - percentage of original issued notional	1.00%
Interest rate floor	0.50%
Senior EURO Debt
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Notional amount	€ 553.2
Interest rate	3500000.00%
Borrowing costs capitalised			€ 5.1
Senior Eur Debt
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Notional amount	€ 130.0
Loans and Borrowings
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value	2,024.3		1,997.6
Carrying value	2,086.5		2,098.3
Loans and Borrowings | Deferred borrowing costs
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value	0.0		0.0
Carrying value	(40.3)		(41.9)
Loans and Borrowings | Senior EUR/USD loans
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Carrying value	1,326.6		1,340.0
Loans and Borrowings | Senior EUR/USD loans | Level 2
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value	1,322.2		1,316.2
Loans and Borrowings | Other borrowings [Domain]
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value	0.2		0.2
Carrying value	0.2		0.2
Loans and Borrowings | Twenty Twenty-Eight Fixed Rate Senior Secured Notes
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Carrying value	800.0		800.0
Loans and Borrowings | Twenty Twenty-Eight Fixed Rate Senior Secured Notes | Level 1
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value	€ 701.9		€ 681.2